Loans to Third Parties (Details) - Schedule of long term debt maturities repayment	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of long term debt maturities repayment [Abstract]
2022	$ 3,516,618
2023	64,951,511
Total return payments	$ 68,468,129